Revenue - Additional Information (Details) € in Thousands	12 Months Ended
	Dec. 31, 2025 EUR (€) vessel	Dec. 31, 2024 EUR (€) vessel	Dec. 31, 2023 EUR (€) vessel	Dec. 31, 2022 vessel
Revenue
Number of operating vessels | vessel	9	5	4	3
Revenue - Lease component included within time charter services and transportation and installation.	€ 194,000	€ 85,000	€ 79,000
Number of windfarm installation vessels operated | vessel	9
Total revenue	€ 620,354	248,738	108,622
Contract backlog as of the reported date	2,765,000	2,336,000	1,735,000
Contract backlog excluding options as of the reported date	2,400,000	1,900,000	1,400,000
Within 1 year
Revenue
Contract backlog as of the reported date	846,000	428,000	208,000
Options considered as contingent considerations for revenue recognition purposes
Revenue
Contract backlog as of the reported date	€ 187,000	215,000	179,000
Percentage of contract backlog	50.00%
Options considered as contingent considerations for revenue recognition purposes | Within 1 year
Revenue
Contract backlog as of the reported date	€ 41,000	28,000	16,000
Revenue exceeded 10% of total revenue - Customer 1
Revenue
Total revenue	312,000	60,000	44,500
Revenue exceeded 10% of total revenue - Customer 2
Revenue
Total revenue	110,000	58,000	28,500
Revenue exceeded 10% of total revenue - Customer 3
Revenue
Total revenue	€ 72,000	56,000	€ 22,700
Revenue exceeded 10% of total revenue - Customer 4
Revenue
Total revenue		€ 36,000